Long-term Debt - Schedule of Debt (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Balance at January 1, 2024	$ 1,411,779
New Loans	410,632
Prepaid	48,829
Repaid	167,928
Balance at December 31, 2024	$ 1,605,654
12-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 309,824
Balance at January 1, 2024	69,053
Repaid	10,069
Balance at December 31, 2024	$ 58,984
71/2-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2017
Original Amount	$ 85,000
Balance at January 1, 2024	51,000
Repaid	5,666
Balance at December 31, 2024	$ 45,334
8-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 82,752
Balance at January 1, 2024	65,514
Repaid	4,596
Balance at December 31, 2024	$ 60,918
5-year term loan 6 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 38,250
Balance at January 1, 2024	6,928
Repaid	2,310
Balance at December 31, 2024	$ 4,618
7-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 56,352
Balance at January 1, 2024	47,898
Repaid	2,818
Balance at December 31, 2024	$ 45,080
10-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 54,387
Balance at January 1, 2024	45,158
Repaid	3,011
Balance at December 31, 2024	$ 42,147
7-year term loan 5 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 72,000
Balance at January 1, 2024	52,800
Repaid	4,800
Balance at December 31, 2024	$ 48,000
5-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 71,036
Balance at January 1, 2024	26,400
Repaid	2,400
Balance at December 31, 2024	$ 24,000
5-year term loan 9 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 35,000
Balance at January 1, 2024	22,272
Prepaid	20,682
Repaid	1,590
Balance at December 31, 2024	$ 0
5-year term loan 10 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 16,800
Balance at January 1, 2024	6,825
Repaid	2,730
Balance at December 31, 2024	$ 4,095
5-year term loan 11 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 70,000
Balance at January 1, 2024	33,654
Repaid	11,217
Balance at December 31, 2024	$ 22,437
6-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 37,500
Balance at January 1, 2024	29,169
Repaid	2,652
Balance at December 31, 2024	$ 26,517
5-year term loan 13 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 47,000
Balance at January 1, 2024	11,803
Repaid	5,901
Balance at December 31, 2024	$ 5,902
5-year term loan 14 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 44,500
Balance at January 1, 2024	20,227
Repaid	8,091
Balance at December 31, 2024	$ 12,136
5-year term loan 15 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 26,000
Balance at January 1, 2024	22,000
Repaid	2,000
Balance at December 31, 2024	$ 20,000
4-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 38,000
Balance at January 1, 2024	19,312
Repaid	3,662
Balance at December 31, 2024	$ 15,650
7-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 74,500
Balance at January 1, 2024	70,327
Repaid	4,173
Balance at December 31, 2024	$ 66,154
5-year term loan 16 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 62,000
Balance at January 1, 2024	53,750
Repaid	5,500
Balance at December 31, 2024	$ 48,250
6-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 67,500
Balance at January 1, 2024	54,000
Repaid	9,000
Balance at December 31, 2024	$ 45,000
5-year term loan 17 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 25,200
Balance at January 1, 2024	20,685
Repaid	3,010
Balance at December 31, 2024	$ 17,675
8-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 118,400
Balance at January 1, 2024	118,400
Repaid	6,600
Balance at December 31, 2024	$ 111,800
5-year term loan 18 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 42,000
Balance at January 1, 2024	36,558
Repaid	5,442
Balance at December 31, 2024	$ 31,116
6-year term loan 8 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 67,500
Balance at January 1, 2024	58,500
Repaid	9,000
Balance at December 31, 2024	$ 49,500
5-year term loan 19 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 189,000
Balance at January 1, 2024	177,188
Repaid	11,812
Balance at December 31, 2024	$ 165,376
5-year term loan 20 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 85,000
Balance at January 1, 2024	65,727
Prepaid	28,147
Repaid	9,980
Balance at December 31, 2024	$ 27,600
5-year term loan 21 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 72,150
Balance at January 1, 2024	69,144
Repaid	6,013
Balance at December 31, 2024	$ 63,131
5-year term loan 22 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 70,000
Balance at January 1, 2024	67,150
Repaid	5,700
Balance at December 31, 2024	$ 61,450
5-year term loan 23 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 49,000
Balance at January 1, 2024	45,937
Repaid	6,125
Balance at December 31, 2024	$ 39,812
8-year term loan 11 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 118,400
Balance at January 1, 2024	44,400
New Loans	74,000
Repaid	3,289
Balance at December 31, 2024	$ 115,111
7-year term loan 8 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 100,000
Balance at January 1, 2024	0
New Loans	25,864
Balance at December 31, 2024	$ 25,864
5-year term loan 24 [Member]
Debt Instrument [Line Items]
Origination Date	2024
Original Amount	$ 245,000
Balance at January 1, 2024	0
New Loans	245,000
Repaid	8,771
Balance at December 31, 2024	$ 236,229
7-year term loan 9 [Member]
Debt Instrument [Line Items]
Origination Date	2024
Original Amount	$ 103,456
Balance at January 1, 2024	0
New Loans	25,864
Balance at December 31, 2024	$ 25,864
7-year term loan 10 [Member]
Debt Instrument [Line Items]
Origination Date	2024
Original Amount	$ 111,776
Balance at January 1, 2024	0
New Loans	14,904
Balance at December 31, 2024	$ 14,904
5-year term loan 25 [Member]
Debt Instrument [Line Items]
Origination Date	2024
Original Amount	$ 25,000
Balance at January 1, 2024	0
New Loans	25,000
Balance at December 31, 2024	$ 25,000